Parent Company Statements	12 Months Ended
Dec. 31, 2011
Parent Company Statements
Parent Company Statements
17.	Parent Company Statements

Condensed financial information of Oneida Financial Corp. follows:

Condensed Balance Sheets

	December 31,
	2011	2010
Assets:
Cash	$5,112,909	$8,556,062
Investments in and advances to subsidiary	83,061,936	75,132,251
ESOP loan receivable	610,078	929,858
Securities available for sale	—	1,931,430
Other assets	346,190	303,427
Total assets	$89,131,113	$86,853,028

Liabilities and shareholders' equity:
Other liabilities	$1,169,925	$909,849
Due to related parties	—	22,883
Shareholders' equity	87,961,188	85,920,296
Total liabilities and shareholders' equity	$89,131,113	$86,853,028

Condensed Statements of Income

	Years Ended December 31,
	2011	2010	2009
Revenue:
Dividends from subsidiary	$—	$—	$2,000,000
Interest on investments and deposits	71,743	41,288	725
Rental income	—	—	—
Total revenue	71,743	41,288	2,000,725

Expenses:
Compensations and benefits	420,000	53,084	139,500
Other expenses	186,171	168,150	171,436
Total expenses	606,171	221,234	310,936

(Loss) income before taxes and equity
in undistributed net income of subsidiary	(534,428)	(179,946)	1,689,789

Benefit for income taxes	(207,000)	(82,000)	(120,000)

(Loss) income before equity in undistributed
net income of subsidiary	(327,428)	(97,946)	1,809,789

Equity in undistributed net income:
Subsidiary bank	6,056,709	3,858,634	2,303,568

Net income attributable to Oneida Financial Corp.	$5,729,281	$3,760,688	$4,113,357

Condensed Statements of Cash Flow

	Years Ended December 31,
	2011	2010	2009
Operating activities:
Net income attributable to Oneida Financial Corp.	$5,729,281	$3,760,688	$4,113,357
Adjustments to reconcile net income to
net cash provided by operating activities:
ESOP shares earned	343,042	302,739	—
Other assets/liabilities, net	219,791	(177,651)	25,757
Equity in undistributed net income of subsidiary bank	(6,056,709)	(3,858,634)	(2,303,568)
Net cash provided by operating activities	235,405	27,142	1,835,546

Investing activities:
Purchase of securities available for sale	—	(2,000,000)	—
Maturities and calls of securities available for sale	2,000,000	—	—
Investment in subsidiary bank	2,157,458	(13,539,841)	1,000
Decrease (increase) in ESOP loan	319,780	(929,858)	—
Change in due from related parties	(22,883)	(794,257)	(33,655)
Net cash provided by (used in) investing activities	4,454,355	(17,263,956)	(32,655)

Financing activities:
Dividends paid	(3,365,128)	(2,108,687)	(1,673,714)
Increase in noncontrolling interest	—	500	—
Redemption of noncontrolling interest	(2,500,500)	—	(1,000)
Repurchase of common shares	(2,267,285)	—	—
Exercise of stock options (using treasury stock)	—	170,035	364,211
Purchase of treasury stock	—	(155,877)	(379,976)
Net proceeds of stock offering and conversion	—	27,737,108	—

Net cash (used in) provided by financing activities	(8,132,913)	25,643,079	(1,690,479)

Net (decrease) increase in cash and cash equivalents	(3,443,153)	8,406,265	112,412

Cash and cash equivalents at beginning of year	8,556,062	149,797	37,385

Cash and cash equivalents at end of year	$5,112,909	$8,556,062	$149,797

Supplemental disclosures of cash flow information:
Non-cash financing activities:
Dividends declared and unpaid	$829,868	$859,774	$—